Share-based compensation - Weighted Average Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2021 EIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average fair value of options granted (in dollars per share)	$ 2.91	$ 3.62